Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 285,916	$ 784,176
Restricted cash	700,094
Short-term investment	3,336,256	5,961,605
Advance to suppliers	7,694	13,727
Prepaid expenses and other current assets	2,994,975	1,011,542
TOTAL CURRENT ASSETS	7,330,103	7,776,218
NON-CURRENT ASSETS
Restricted cash		700,060
Long term prepayments and other non-current assets		2,000,000
Investment in subsidiaries and VIE	24,481,840	41,438,198
TOTAL NON-CURRENT ASSETS	24,481,840	44,138,258
TOTAL ASSETS	31,811,943	51,914,476
CURRENT LIABILITIES
Accrued expenses and other current liabilities	15,550	211,430
TOTAL CURRENT LIABILITIES	15,550	211,430
TOTAL LIABILITES	15,550	211,430
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 25,361,550 shares issued and outstanding as of December 31, 2022)	2,536	2,453
Additional paid-in capital	34,696,702	31,966,816
Statutory reserves	2,477,940	2,473,801
(Accumulated deficits) Retained earnings	(5,380,785)	17,259,976
TOTAL EQUITY	31,796,393	51,703,046
TOTAL LIABILITIES AND EQUITY	31,811,943	51,914,476
Related Party
CURRENT ASSETS
Due from related parties	$ 5,168	$ 5,168